Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 39.3%
Security	Shares	Value
Aerospace & Defense — 1.5%
Airbus SE	3,240	$ 551,129
BAE Systems PLC	33,836	602,484
Boeing Co.(1)	1,527	271,210
General Dynamics Corp.	3,248	973,653
General Electric Co.	5,014	828,012
Howmet Aerospace, Inc.	6,294	532,787
L3Harris Technologies, Inc.	3,167	712,037
Lockheed Martin Corp.	1,108	521,137
Northrop Grumman Corp.	2,658	1,198,147
RTX Corp.	4,761	513,283
		$ 6,703,879
Air Freight & Logistics — 0.1%
FedEx Corp.	1,265	$ 321,259
United Parcel Service, Inc., Class B	2,230	309,814
		$ 631,073
Automobiles — 0.7%
Ford Motor Co.	30,348	$ 368,121
Mercedes-Benz Group AG	12,482	905,909
Tesla, Inc.(1)	7,539	1,342,545
Toyota Motor Corp.	28,200	614,272
		$ 3,230,847
Banks — 1.4%
Bank of America Corp.	20,862	$ 834,271
BNP Paribas SA	5,907	436,035
Citigroup, Inc.	6,361	396,354
Citizens Financial Group, Inc.	13,251	467,628
Eastern Bankshares, Inc.	27,663	378,983
FB Financial Corp.	12,791	473,267
First Hawaiian, Inc.	24,943	507,091
JPMorgan Chase & Co.	3,695	748,718
Stellar Bancorp, Inc.	15,610	352,630
Veritex Holdings, Inc.	19,228	392,251
Wells Fargo & Co.	20,776	1,244,898
		$ 6,232,126
Beverages — 1.1%
Anheuser-Busch InBev SA	14,959	$ 943,786
Asahi Group Holdings Ltd.	14,600	535,622
Coca-Cola Co.	20,317	1,278,549
Heineken NV(2)	9,255	928,629
Security	Shares	Value
Beverages (continued)
Kirin Holdings Co. Ltd.	23,600	$ 325,914
PepsiCo, Inc.	1,879	324,879
Pernod Ricard SA	5,035	754,006
		$ 5,091,385
Biotechnology — 0.6%
AbbVie, Inc.	4,887	$ 787,980
Amgen, Inc.	1,757	537,378
Gilead Sciences, Inc.	8,927	573,738
Regeneron Pharmaceuticals, Inc.(1)	418	409,707
Vertex Pharmaceuticals, Inc.(1)	1,349	614,254
		$ 2,923,057
Broadline Retail — 1.0%
Amazon.com, Inc.(1)	26,893	$ 4,745,001
		$ 4,745,001
Building Products — 0.4%
Carrier Global Corp.	6,260	$ 395,569
CSW Industrials, Inc.	1,967	500,130
Daikin Industries Ltd.	3,700	540,683
Resideo Technologies, Inc.(1)	20,993	453,449
		$ 1,889,831
Capital Markets — 1.3%
Ares Management Corp., Class A	3,371	$ 472,513
Brightsphere Investment Group, Inc.	18,092	401,100
Brookfield Asset Management Ltd., Class A	14,444	566,972
Brookfield Corp.(2)	10,783	469,548
CME Group, Inc.	2,642	536,273
Hamilton Lane, Inc., Class A	3,824	479,874
Houlihan Lokey, Inc.	3,302	446,926
KKR & Co., Inc.	4,301	442,315
Moelis & Co., Class A	7,455	422,027
Partners Group Holding AG	412	554,481
Tradeweb Markets, Inc., Class A	4,307	469,506
Victory Capital Holdings, Inc., Class A	10,363	539,187
		$ 5,800,722
Chemicals — 0.9%
AdvanSix, Inc.	10,061	$ 238,446
Akzo Nobel NV	2,620	183,774
Arkema SA	3,254	333,457
Corteva, Inc.	6,781	379,329
Dow, Inc.	15,463	891,133
EMS-Chemie Holding AG(2)	830	687,819

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Kaneka Corp.	13,400	$ 360,582
Linde PLC	1,266	551,368
NOF Corp.	22,800	293,661
Novonesis (Novozymes), Class B	5,713	340,733
		$ 4,260,302
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	2,488	$ 524,296
		$ 524,296
Construction & Engineering — 0.3%
API Group Corp.(1)	13,493	$ 480,890
COMSYS Holdings Corp.	24,400	487,681
Eiffage SA	4,734	523,770
		$ 1,492,341
Consumer Finance — 0.4%
AEON Financial Service Co. Ltd.	40,100	$ 336,832
American Express Co.	2,080	499,200
SLM Corp.	25,415	545,406
Synchrony Financial	11,093	485,873
		$ 1,867,311
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd.(2)	15,100	$ 325,694
Alimentation Couche-Tard, Inc.(2)	11,402	665,489
Walmart, Inc.	12,354	812,399
		$ 1,803,582
Containers & Packaging — 0.2%
Silgan Holdings, Inc.	7,506	$ 354,659
Sonoco Products Co.	5,574	342,076
		$ 696,735
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	20,843	$ 379,760
		$ 379,760
Electric Utilities — 1.1%
Constellation Energy Corp.	3,135	$ 681,079
Duke Energy Corp.	3,604	373,266
Enel SpA	180,039	1,307,210
Exelon Corp.	7,734	290,412
Hydro One Ltd.(3)	34,567	995,708
Iberdrola SA(2)	28,270	373,129
Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.	24,064	$ 446,146
Southern Co.	6,397	512,656
		$ 4,979,606
Electrical Equipment — 0.6%
Eaton Corp. PLC	5,895	$ 1,962,151
GE Vernova, Inc.(1)	1,253	220,403
nVent Electric PLC	6,232	507,160
		$ 2,689,714
Electronic Equipment, Instruments & Components — 0.4%
Hexagon AB, Class B	32,299	$ 355,770
Keyence Corp.	1,500	676,142
Knowles Corp.(1)	30,087	527,125
Kyocera Corp.	22,092	250,432
		$ 1,809,469
Energy Equipment & Services — 0.2%
Baker Hughes Co.	9,672	$ 323,819
Halliburton Co.	8,455	310,298
Schlumberger NV	7,342	336,924
		$ 971,041
Financial Services — 1.2%
Apollo Global Management, Inc.	4,111	$ 477,534
Berkshire Hathaway, Inc., Class B(1)	4,646	1,925,302
Corebridge Financial, Inc.	17,560	512,225
Enact Holdings, Inc.	12,600	386,946
Equitable Holdings, Inc.	12,532	519,953
Mastercard, Inc., Class A	955	426,952
ORIX Corp.	21,100	460,149
PayPal Holdings, Inc.(1)	5,860	369,121
Visa, Inc., Class A	1,751	477,078
		$ 5,555,260
Food Products — 1.1%
Barry Callebaut AG(2)	445	$ 773,495
Danone SA	15,793	1,018,488
Ezaki Glico Co. Ltd.	28,000	724,119
House Foods Group, Inc.	15,100	278,112
Kagome Co. Ltd.	14,100	320,388
Kerry Group PLC, Class A	3,542	300,086
Nestle SA	10,874	1,154,233
Saputo, Inc.(2)	23,295	471,386
		$ 5,040,307

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 0.7%
Canadian National Railway Co.	2,699	$ 343,576
Central Japan Railway Co.	14,500	323,412
CSX Corp.	13,567	457,886
Schneider National, Inc., Class B	12,556	282,259
TFI International, Inc.	3,458	457,549
Uber Technologies, Inc.(1)	8,418	543,466
U-Haul Holding Co., Non Voting Shares	6,484	394,162
Union Pacific Corp.	1,711	398,355
		$ 3,200,665
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	5,567	$ 568,892
Becton Dickinson & Co.	1,240	287,643
Boston Scientific Corp.(1)	8,954	676,654
Cochlear Ltd.(2)	1,957	421,718
EssilorLuxottica SA	4,441	995,911
Intuitive Surgical, Inc.(1)	1,642	660,281
Medtronic PLC	7,389	601,243
Stryker Corp.	1,228	418,858
		$ 4,631,200
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	3,635	$ 360,846
Cencora, Inc.	4,523	1,024,776
Centene Corp.(1)	4,413	315,927
Fresenius SE & Co. KGaA(1)	11,554	368,645
HCA Healthcare, Inc.	1,326	450,509
Labcorp Holdings, Inc.	2,137	416,523
McKesson Corp.	1,919	1,093,043
Sonic Healthcare Ltd.(2)	16,079	261,719
UnitedHealth Group, Inc.	3,230	1,600,045
		$ 5,892,033
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc., Class A(1)	2,480	$ 359,426
Booking Holdings, Inc.	147	555,124
		$ 914,550
Household Durables — 0.5%
Installed Building Products, Inc.	3,587	$ 759,870
Sony Group Corp.	7,600	623,966
Tri Pointe Homes, Inc.(1)	22,865	885,561
		$ 2,269,397
Security	Shares	Value
Household Products — 0.1%
Procter & Gamble Co.	2,467	$ 405,920
		$ 405,920
Industrial Conglomerates — 0.5%
Hitachi Ltd.	6,600	$ 679,718
Honeywell International, Inc.	2,248	454,523
Siemens AG	2,117	408,033
Smiths Group PLC	32,780	725,347
		$ 2,267,621
Industrial REITs — 0.1%
ProLogis, Inc.	6,250	$ 690,563
		$ 690,563
Insurance — 1.3%
Allianz SE	1,970	$ 576,693
American International Group, Inc.	10,842	854,566
Brighthouse Financial, Inc.(1)	7,232	321,896
Hartford Financial Services Group, Inc.	5,039	521,285
Markel Group, Inc.(1)	229	375,924
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,414	1,203,857
Prudential Financial, Inc.	3,771	453,840
QBE Insurance Group Ltd.	33,792	401,757
Swiss Life Holding AG	640	447,440
Tokio Marine Holdings, Inc.	17,800	616,686
		$ 5,773,944
Interactive Media & Services — 1.9%
Alphabet, Inc., Class A(1)	16,940	$ 2,922,150
Alphabet, Inc., Class C(1)	15,655	2,723,344
Meta Platforms, Inc., Class A	6,462	3,016,655
		$ 8,662,149
IT Services — 0.1%
Otsuka Corp.	19,200	$ 364,556
Shopify, Inc., Class A(1)	4,100	242,640
		$ 607,196
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(1)	1,228	$ 269,043
		$ 269,043
Machinery — 0.8%
Caterpillar, Inc.	1,767	$ 598,165
Deere & Co.	1,150	430,974

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Fortive Corp.	6,449	$ 480,063
Illinois Tool Works, Inc.	1,729	419,715
Ingersoll Rand, Inc.	4,577	425,890
Otis Worldwide Corp.	4,846	480,723
PACCAR, Inc.	7,012	753,790
		$ 3,589,320
Media — 0.2%
Fox Corp., Class B	11,208	$ 357,984
News Corp., Class B	17,717	493,950
		$ 851,934
Metals & Mining — 0.3%
BHP Group Ltd.(2)	10,961	$ 326,225
Freeport-McMoRan, Inc.	9,457	498,668
Rio Tinto Ltd.(2)	4,853	417,428
		$ 1,242,321
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	10,765	$ 328,440
Dominion Energy, Inc.	11,454	617,600
National Grid PLC	29,419	333,318
NiSource, Inc.	12,262	356,334
		$ 1,635,692
Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp.	29,666	$ 434,607
California Resources Corp.	7,710	365,069
Cheniere Energy, Inc.	2,596	409,623
Chevron Corp.	7,383	1,198,261
ConocoPhillips	3,306	385,083
Devon Energy Corp.	7,662	376,051
Diamondback Energy, Inc.	2,275	453,316
DT Midstream, Inc.	7,539	505,716
Exxon Mobil Corp.	13,674	1,603,413
Hess Corp.	2,278	351,040
Magnolia Oil & Gas Corp., Class A	15,206	394,596
Marathon Oil Corp.	13,137	380,448
Occidental Petroleum Corp.	5,477	342,313
Phillips 66	2,920	414,961
PrairieSky Royalty Ltd.(2)	26,792	544,705
Shell PLC	19,421	700,996
Suncor Energy, Inc.	11,443	466,804
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	5,328	$ 629,929
TC Energy Corp.	9,665	372,715
		$ 10,329,646
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	9,870	$ 503,567
		$ 503,567
Personal Care Products — 0.4%
Kao Corp.	16,900	$ 740,231
L'Oreal SA	1,302	642,667
Unilever PLC	6,607	361,820
		$ 1,744,718
Pharmaceuticals — 2.6%
Astellas Pharma, Inc.	40,100	$ 393,685
AstraZeneca PLC	6,243	970,468
Bristol-Myers Squibb Co.	12,765	524,514
Daiichi Sankyo Co. Ltd.	29,400	1,037,793
Eli Lilly & Co.	2,049	1,680,877
GSK PLC	43,636	979,105
Johnson & Johnson	5,143	754,324
Merck & Co., Inc.	9,391	1,178,946
Novartis AG	14,498	1,500,513
Novo Nordisk AS, Class B	4,376	592,896
Pfizer, Inc.	19,304	553,252
Roche Holding AG PC	3,144	802,716
Sanofi SA	4,338	424,699
Takeda Pharmaceutical Co. Ltd.	13,700	364,762
		$ 11,758,550
Professional Services — 0.4%
Automatic Data Processing, Inc.	1,583	$ 387,708
Parsons Corp.(1)	6,380	485,837
Paycom Software, Inc.	1,371	199,234
Science Applications International Corp.	3,293	443,403
Verra Mobility Corp.(1)	19,964	531,841
		$ 2,048,023
Residential REITs — 0.1%
Mid-America Apartment Communities, Inc.	2,692	$ 359,947
		$ 359,947

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs — 0.1%
Realty Income Corp.	11,074	$ 587,586
		$ 587,586
Semiconductors & Semiconductor Equipment — 2.7%
ASML Holding NV	1,735	$ 1,659,996
Broadcom, Inc.	1,155	1,534,475
GlobalFoundries, Inc.(1)(2)	7,731	378,819
Intel Corp.	7,163	220,978
Marvell Technology, Inc.	6,027	414,718
NVIDIA Corp.	7,202	7,895,769
		$ 12,104,755
Software — 2.1%
Alarm.com Holdings, Inc.(1)	11,496	$ 751,953
Atlassian Corp., Class A(1)	1,995	312,936
Microsoft Corp.	20,586	8,545,866
		$ 9,610,755
Specialized REITs — 0.4%
Equinix, Inc.	1,097	$ 836,989
Four Corners Property Trust, Inc.	28,153	687,215
VICI Properties, Inc.	11,344	325,686
		$ 1,849,890
Specialty Retail — 0.3%
Home Depot, Inc.	2,565	$ 858,941
Industria de Diseno Textil SA	11,351	539,758
		$ 1,398,699
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	45,841	$ 8,812,932
Hewlett Packard Enterprise Co.	24,248	427,977
		$ 9,240,909
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG	2,000	$ 506,541
		$ 506,541
Tobacco — 0.4%
British American Tobacco PLC	20,070	$ 620,661
Japan Tobacco, Inc.	18,200	516,384
Philip Morris International, Inc.	4,852	491,896
		$ 1,628,941
Security	Shares	Value
Trading Companies & Distributors — 0.6%
Brenntag SE	9,349	$ 673,463
GMS, Inc.(1)	5,976	561,505
ITOCHU Corp.(2)	12,300	580,641
Mitsubishi Corp.	33,600	709,175
		$ 2,524,784
Water Utilities — 0.1%
Severn Trent PLC	9,320	$ 284,789
		$ 284,789
Total Common Stocks (identified cost $121,512,833)		$178,703,293

Exchange-Traded Funds — 41.4%
Security	Shares	Value
Equity Funds — 9.0%
iShares MSCI China ETF	400,582	$ 17,553,503
iShares MSCI India ETF	168,000	8,905,680
iShares MSCI South Korea ETF	94,100	5,851,138
iShares MSCI Taiwan ETF	173,400	8,725,488
		$ 41,035,809
Fixed Income Funds — 32.4%
Janus Henderson Mortgage-Backed Securities ETF	2,243,100	$ 99,369,330
WisdomTree Floating Rate Treasury Fund	950,987	47,891,706
		$147,261,036
Total Exchange-Traded Funds (identified cost $192,660,852)		$188,296,845

U.S. Treasury Obligations — 18.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$7,949	$ 4,770,081
1.375%, 11/15/40	7,503	4,671,728
1.75%, 8/15/41	9,628	6,282,842
1.875%, 2/15/41	10,056	6,793,950
2.00%, 11/15/41	6,564	4,450,813
2.25%, 5/15/41	11,251	8,046,080
2.75%, 8/15/42	6,337	4,814,882
3.375%, 8/15/42	6,817	5,697,155
3.875%, 8/15/40	3,335	3,050,782

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
4.00%, 11/15/42	$4,169	$ 3,801,291
4.375%, 11/15/39	6,171	6,029,977
U.S. Treasury Notes:
0.25%, 6/15/24	2,989	2,984,209
0.25%, 8/31/25	2,014	1,897,213
0.625%, 10/15/24	3,780	3,715,479
1.00%, 12/15/24	1,856	1,814,255
1.50%, 11/30/24	3,917	3,843,959
1.50%, 2/15/25	2,256	2,196,831
3.875%, 1/15/26	1,905	1,871,729
4.00%, 12/15/25	2,142	2,110,163
4.50%, 11/15/25	3,256	3,231,119
Total U.S. Treasury Obligations (identified cost $93,075,091)		$ 82,074,538

Short-Term Investments — 2.0%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.23%(4)	4,981,526	$ 4,981,526
Total Affiliated Fund (identified cost $4,981,526)		$ 4,981,526

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(5)	3,915,318	$ 3,915,318
Total Securities Lending Collateral (identified cost $3,915,318)		$ 3,915,318
Total Short-Term Investments (identified cost $8,896,844)		$ 8,896,844
Total Investments — 100.8% (identified cost $416,145,620)		$457,971,520
Other Assets, Less Liabilities — (0.8)%		$ (3,659,028)
Net Assets — 100.0%		$454,312,492
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2024. The aggregate market value of securities on loan at May 31, 2024 was $5,729,014 and the total market value of the collateral received by the Fund was $5,996,976, comprised of cash of $3,915,318 and U.S. government and/or agencies securities of $2,081,658.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $995,708 or 0.2% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	49.2%	$223,480,438
Japan	3.0	13,481,292
Canada	1.2	5,597,092
France	1.1	5,255,463
Germany	1.0	4,643,141
Switzerland	0.9	3,963,748
United Kingdom	0.9	3,898,887
Netherlands	0.6	2,772,399
Australia	0.4	1,828,847
Italy	0.3	1,307,210
Belgium	0.2	943,786
Denmark	0.2	933,629
Spain	0.2	912,887
Sweden	0.1	355,770
Ireland	0.1	300,086
Exchange-Traded Funds	41.4	188,296,845
Total Investments	100.8%	$457,971,520
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2024.
Affiliated Investments
At May 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,981,526, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$23,911,666	$116,469,978	$(135,400,118)	$ —	$ —	$4,981,526	$817,928	4,981,526
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 9,893,843	$ —	$ —	$ 9,893,843
Consumer Discretionary	9,874,589	3,190,446	—	13,065,035
Consumer Staples	4,450,518	11,264,335	—	15,714,853
Energy	10,599,691	700,996	—	11,300,687
Financials	20,195,433	5,033,930	—	25,229,363
Health Care	16,359,253	9,114,630	—	25,473,883
Industrials	21,259,578	6,805,536	—	28,065,114
Information Technology	30,066,188	3,306,896	—	33,373,084
Materials	3,255,679	2,943,679	—	6,199,358
Real Estate	3,487,986	—	—	3,487,986
Utilities	4,601,641	2,298,446	—	6,900,087
Total Common Stocks	$134,044,399	$44,658,894*	$ —	$178,703,293
Exchange-Traded Funds	$188,296,845	$ —	$ —	$188,296,845
U.S. Treasury Obligations	—	82,074,538	—	82,074,538
Short-Term Investments:
Affiliated Fund	4,981,526	—	—	4,981,526

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 3,915,318	$ —	$ —	$ 3,915,318
Total Investments	$331,238,088	$126,733,432	$ —	$457,971,520
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.